Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	17.00%	16.00%	11.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	12.00%	16.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	9.00%	10.00%
Lundin
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	2.00%	0.00%
Northern Ocean
Revenue, Major Customer [Line Items]
Concentration risk percentage	3.00%	12.00%	12.00%
TotalEnergies
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	4.00%	18.00%
Other
Revenue, Major Customer [Line Items]
Concentration risk percentage	45.00%	45.00%	33.00%